SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 01, 2022	May 10, 2022	Apr. 28, 2022	Mar. 23, 2022	Sep. 17, 2020	Jun. 23, 2020	Jun. 22, 2020	Jan. 28, 2020	Jan. 28, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable										$ 1,278,316	$ 700,816	$ 616,500
Original issue discount										(64,659)	(53,614)	(19,667)
Debt discount										(268,438)		(78,165)
Total convertible notes payable										945,219	647,202	518,668
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable								$ 457,380	$ 457,380	457,380	457,380	385,000
Debt Instrument, Maturity Date								Oct. 20, 2022	Oct. 20, 2022
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable						$ 60,500				60,500	60,500	50,000
Debt Instrument, Maturity Date						Oct. 20, 2022
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable					$ 199,650					182,936	182,936	181,500
Debt Instrument, Maturity Date					Oct. 20, 2022	Oct. 20, 2022
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 220,000						220,000
Debt Instrument, Maturity Date				Mar. 23, 2023	Oct. 20, 2022
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 110,000							110,000
Debt Instrument, Maturity Date			Apr. 28, 2023
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 110,000								110,000
Debt Instrument, Maturity Date		May 10, 2023
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 55,000									55,000
Debt Instrument, Maturity Date	Jun. 01, 2023
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable							$ 82,500			$ 82,500
Debt Instrument, Maturity Date							Jun. 22, 2023